Additional Information to the Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2015
Additional Information to the Statements of Operations [Abstract]
Schedule of revenues in financial statements

	Year ended December 31,
	2013	2014	2015

Israel	$17,170	$23,128	$9,632
Germany	8,595	12,037	9,350
France	-	6,621	8,681
Holland	-	5,836	1,740
Korea	2,947	-	500
Austria	-	1,494	14,967
United states	-	4,212	11,395
Other	660	4,523	12,067

	$29,372	$57,851	$68,332